Trade receivables (Details) - GBP (£)	Jun. 30, 2023	Jun. 30, 2022
Trade receivables
Trade receivables	£ 53,470,000	£ 78,967,000
Less: non-current portion
Trade receivables	22,303,000	29,757,000
Current trade receivables	31,167,000	49,210,000
Transfer fees receivable	42,309,000	50,418,000
Deferred revenue contractually payable to Group	13,207,000	19,903,000
Gross contractual trade receivables pre discounting	54,393,000	80,150,000
Due after 1 year
Less: non-current portion
Transfer fees receivable	22,303,000	29,757,000
Cost / gross value
Trade receivables
Trade receivables	69,729,000	91,207,000
Accumulated impairment
Trade receivables
Trade receivables	£ (16,259,000)	£ (12,240,000)